LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 3,992	$ 3,826	$ 3,309
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 174	$ 131	$ 446
Weighted-average remaining lease term	5 years 6 months 3 days	6 years 18 days	6 years 11 months 1 day
Weighted-average discount rate	5.90%	5.90%	5.90%